Virtus Multi-Strategy Target Return Fund,

a series of Virtus Alternative Solutions Trust

Supplement dated November 4, 2016 to the Prospectuses dated February 29, 2016, as supplemented

Important Notice

          The Supplement filed on November 2, 2016 is hereby rescinded.

Investors should retain this supplement with the Prospectuses for future reference.

VAST 8034/MSTR (11/16)